Stock-Based Compensation Programs - RSA and PCEQ activity (Details) - Restricted shares and restricted stock units	12 Months Ended
Dec. 31, 2017 $ / shares shares
Stock-Based Compensation Programs
Vesting period	5 years
Restricted stock activity, Number of shares
Beginning of the period (in shares) | shares	2,036,122
Granted (in shares) | shares	1,958,320
Vested (in shares) | shares	(597,222)
Canceled/forfeited (in shares) | shares	(173,126)
End of the period (in shares) | shares	3,224,094
Restricted stock activity, Weighted average grant price
Beginning of the period (in dollars per share) | $ / shares	$ 27.81
Granted (in dollars per share) | $ / shares	36.10
Vested (in dollars per share) | $ / shares	25.27
Canceled/forfeited (in dollars per share) | $ / shares	36.95
End of the period (in dollars per share) | $ / shares	$ 32.82